RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8: -	RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group.

1.
The Company is a party to a reseller agreement with Allot Communications Inc (“Allot”), a company of which the Company’s controlling shareholder is an interested party, giving Allot the right to distribute Company's products.

Revenues related to this reseller agreement are included in Note 8e below as "revenues". For the six month periods ended June 30, 2017 and 2016, revenues aggregated for a total amount of $16 and $74, respectively.

2.
Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties. The U.S. subsidiary sub-leased certain premises to a related party. The aggregate net amounts of lease and maintenance expenses for the six month periods ended June 30, 2017 and 2016 were $294 and $214, respectively.

3.
Certain entities within the RAD-BYNET Group provide the Company with administrative and IT services. Such amounts expensed by the Company are disclosed in Note 8e below as part of “Expenses” and “capital expenses”.

b.
The Company's active chairperson of the Board since September 10, 2015 is, among other things, also the spouse of the Company’s former chairperson of the Board, a currently serving director and a controlling shareholder of the Company. The active chairperson of the Board of Directors is entitled to a fixed monthly salary. During the six month periods ended June 30, 2017 and 2016, the Company recorded salary expenses with respect to the active chairperson in the amount of $54 and $130, respectively.

c.
Since 2015, the Company entered several agreements with Amdocs, to sell its solution, pursuant to which the Company recorded revenues in the amount of $8,614 and $11,424, during the six-month period ended June 30, 2017 and 2016, respectively (See also Note 1c). The Company’s controlling shareholder and director, serves as a director in Amdocs.

d.	Balances with related parties:

	June 30,	December 31,
	2017	2016
	Unaudited
Assets:

Trade receivables	$4,532	$952
Other account receivables and prepaid expenses	47	588

Liabilities:

Trade payables	230	169
Other account payables and accrued expenses	73	92
Advance from customer	$-	$1,880

e.	Transactions with related parties:

	Six months ended June 30,
	2017	2016
	Unaudited

Revenues	$8,630	$11,503

Expenses:
Cost of revenues	93	84

Operating expenses:
Research and development, net	183	75
Sales and marketing, net	95	54
General and administrative	109	159

Capital expenses	$9	$-